FOREIGN EXCHANGE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Realized:
Foreign exchange (gain)/loss	CAD 108	CAD (8,705)	CAD 11,165
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	(40,634)	160,791	68,202
Cross currency interest rate swap (gain)/loss			(16,128)
Foreign exchange swap (gain)/loss		21,847	(6,149)
Foreign exchange (gain)/loss	CAD (40,526)	CAD 173,933	CAD 57,090